EQUIPMENT, NET (Details Narrative) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Depreciation expense	$ 35,449	$ 35,451	$ 70,901	$ 5,908	$ 1,000